Consolidated Statement of Financial Position - GBP (£)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 1,407,000	£ 1,422,000		£ 1,545,000	£ 59,000
Right of use assets	991,000	1,062,000		1,202,000
Intangible assets	2,211,000	2,030,000		2,060,000	31,000
Non-current assets	4,609,000	4,514,000		4,807,000
Current assets
Trade and other receivables	11,233,000	3,532,000		1,470,000
Cash and cash equivalents	17,144,000	839,000	£ 1,516,000	1,029,000	272,000
Current assets	28,377,000	4,371,000		2,499,000
Total assets	32,986,000	8,885,000		7,306,000
Equity
Share premium	25,739,000
Share capital	1.34	1.05		1.05
Other reserves	4,117,000	4,117,000
Net parent investment				4,162,000
Accumulated deficit	(27,536,000)	(5,055,000)
Total equity	2,320,000	(938,000)	£ 4,242,000	4,162,000	£ 643,000
Non-current liabilities
Long term lease liabilities	793,000	846,000		947,000
Provisions	91,000	88,000		83,000
Trade and other payables				524,000
Non-current liabilities	884,000	934,000		1,554,000
Current liabilities
Current lease liabilities	175,000	175,000		219,000
Trade and other payables	4,607,000	2,401,000		1,371,000
Loans from related parties		6,309,000
Income tax liability		4,000
Convertible notes	25,000,000
Current liabilities	29,782,000	8,889,000		1,590,000
Liabilities	30,666,000	9,823,000		3,144,000
Total equity and liabilities	£ 32,986,000	£ 8,885,000		£ 7,306,000